Consolidated Statement of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shipping income
Revenue (Note 4)		$ 1,235,127	$ 854,669	$ 419,770
Gains on disposal of vessels/other tangible assets (Note 8)		372,444	96,160	15,068
Other operating income (Note 4)		23,316	15,141	10,255
Total shipping income		1,630,887	965,970	445,093
Operating expenses
Voyage expenses and commissions (Note 5)		(142,090)	(175,187)	(118,808)
Vessel operating expenses (Note 5)		(231,033)	(216,094)	(220,706)
Charter hire expenses (Note 5)		(4,500)	(5,769)	(9,750)
Loss on disposal of vessels/other tangible assets (Note 8)		0	(347)	0
Depreciation tangible assets (Note 8)		(219,428)	(221,576)	(344,904)
Depreciation intangible assets (Note 9)		(1,612)	(1,021)	(90)
General and administrative expenses (Note 5)		(62,532)	(51,702)	(32,408)
Total operating expenses		(661,195)	(671,696)	(726,666)
RESULT FROM OPERATING ACTIVITIES		969,692	294,274	(281,573)
Finance income (Note 6)		67,168	27,140	14,934
Finance expenses (Note 6)		(171,897)	(133,009)	(95,541)
Net finance expenses		(104,729)	(105,869)	(80,607)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 26)		(927)	17,650	22,976
PROFIT (LOSS) BEFORE INCOME TAX		864,036	206,055	(339,204)
Income tax benefit (expense) (Note 7)		(6,009)	(2,804)	427
PROFIT (LOSS) FOR THE PERIOD		858,027	203,251	(338,777)
Attributable to:
Owners of the company		$ 858,027	$ 203,251	$ (338,777)
Basic earnings per share (in dollars per share)		$ 4.25	$ 1.01	$ (1.68)
Diluted earnings per share (in dollars per share)		$ 4.25	$ 1.01	$ (1.68)
Weighted average number of shares (basic) (in shares)	201,783,532	201,901,743	201,747,963	201,677,981	201,677,981
Weighted average number of shares (diluted) (in shares)		201,901,743	201,994,217	201,773,240